Mainland China contribution plan and profit appropriation	12 Months Ended
Dec. 31, 2018
Mainland China Contribution Plan and Profit Appropriation [Abstract]
Pension and Other Postretirement Benefits Disclosure [Text Block]
16. Mainland China contribution plan and profit appropriation

Employees of the Company in the PRC are entitled to retirement benefits calculated with reference to their salary basis upon retirement and their length of service in accordance with a PRC government-managed retirement plan. The PRC government is directly responsible for the payments of the benefits to these retired employees. The Company is required to make contributions to the government-managed retirement plan based on certain percentages of the employees’ monthly salaries. The amounts contributed by the Company were $558,385, $418,045 and $400,219 for the years ended December 31, 2016, 2017 and 2018, respectively.

In addition, the Company is required by law to contribute medical, unemployment, housing and other statutory benefits based on certain percentages of the employees’ monthly salaries. The PRC government is directly responsible for the payments of the benefits to these employees. The amounts contributed by the Company were $659,855, $443,305 and $419,750 for the years ended December 31, 2016, 2017 and 2018, respectively.

In accordance with relevant PRC Company Law and regulations and the Company’s Articles of Association, the Company’s PRC subsidiaries were required to appropriate 10% of their respective profit after taxation reported in their statutory financial statements prepared under the Accounting Standards for Business Enterprises (“PRC GAAP”) to the statutory surplus reserve. The Company has a statutory reserve balance of $8,350,141 and $8,350,141 as of December 31, 2017 and 2018, respectively. The appropriation of statutory surplus reserve will cease upon the balance of the statutory surplus reserve reaching 50% of the Company’s PRC subsidiaries’ registered capital. The statutory surplus reserves may be used to make up losses or for conversion into the shareholders’ equity.